Income tax - Additional information (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Unused tax losses for which no deferred tax asset recognised	R$ 37,309	R$ 18,402
Applicable tax rate	34.00%	34.00%	34.00%